Amount Due from/(to) Related Parties (Details) - USD ($)			12 Months Ended
	Dec. 25, 2023	Mar. 28, 2023	Dec. 31, 2024	Dec. 31, 2023
Amount Due from/(to) Related Parties [Line Items]
Related party transaction			$ 0	$ 0
Energy Science Artist Holding Limited [Member]
Amount Due from/(to) Related Parties [Line Items]
Consideration amount	$ 0	$ 0
Atomic Evolution Limited [Member]
Amount Due from/(to) Related Parties [Line Items]
Consideration amount	$ 0	$ 0	$ 0
Equity interest		100.00%